Note 3 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
3.	CASH AND CASH EQUIVALENTS

The Company's cash and cash equivalents include cash on hand and bank deposits with original maturities of three
months or less, as follows:

	December 31,	December 31,
	2020	2019
Cash and cash equivalents	$94,008	$72,360